Note 11 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Average balance outstanding	$ 10,405	$ 3,292
Maximum amount outstanding at any month-end during the period	26,000	20,000
Federal Home Loan Bank short-term borrowings	$ 26,000	$ 10,000
Average interest rate during the period	0.30%	1.12%
Weighted average interest rate at end of period	0.28%	0.41%